CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Non-current assets
Property, plant and equipment, net	$ 5,824,801	$ 6,193,181
Intangible assets, net	1,372,176	1,429,056
Right-of-use assets, net	108,738	241,953
Investments in non-consolidated companies	1,383,774	957,352
Other investments	320,254	247,082
Derivative financial instruments	7,080
Deferred tax assets	245,547	205,590
Receivables, net	205,888	154,303
Non-current assets	9,468,258	9,428,517
Current assets
Inventories, net	2,672,593	1,636,673
Receivables and prepayments, net	96,276	77,849
Current tax assets	193,021	136,384
Trade receivables, net	1,299,072	968,148
Derivative financial instruments	4,235	11,449
Other investments	397,849	872,488
Cash and cash equivalents	318,127	584,681
Current assets	4,981,173	4,287,672
Total assets	14,449,431	13,716,189
EQUITY
Capital and reserves attributable to owners of the parent	11,960,578	11,262,888
Non-controlling interests	145,124	183,585
Total equity	12,105,702	11,446,473
Non-current liabilities
Borrowings	111,432	315,739
Lease liabilities	82,694	213,848
Deferred tax liabilities	274,721	254,801
Other liabilities	231,681	245,635
Provisions	83,556	73,218
Non-current liabilities	784,084	1,103,241
Current liabilities
Borrowings	219,501	303,268
Lease liabilities	34,591	43,495
Derivative financial instruments	11,328	3,217
Current tax liabilities	143,486	90,593
Other liabilities	203,725	202,826
Provisions	9,322	12,279
Customer advances	92,436	48,692
Trade payables	845,256	462,105
Current liabilities	1,559,645	1,166,475
Total liabilities	2,343,729	2,269,716
Total equity and liabilities	$ 14,449,431	$ 13,716,189